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                                                        | OMB Number           |
                                                        | 3235-0058            |
                                                        |  expires             |
                                                        | 01/31/2005           |
                                                        |                      |
                                                        | SEC File #000-33265  |
                                                        |                      |
                                                        |                      |
                                                        |   CUSIP #72581Y 10 1 |
                                                        |                      |
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                                                        +----------------------+
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

(Check One)
[ ] Form 10-KSB   [ ] Form 20-F    [ ] Form 11-K  [X] Form 10-QSB [ ] Form N-SAR

For Period Ended: March 31, 2006
                  ------------------
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ________________________

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Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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PART I - REGISTRANT INFORMATION

PivX Solutions, Inc.
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Full Name of Registrant:


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Former Name if Applicable

PO Box 335
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Address of Principal Executive Office (Street and Number)

Dargaville, New Zealand 0340
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City, State, Zip Code


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PART II - RULES 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion
[ ] thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period.


The Registrant was unable to file the subject report in a timely manner because of unforeseen business difficulty due in part to a departure of Chief Financial Officer Vance Ito on October 31, 2005. The Registrant was unable to locate any immediate replacement for CFO, and could not afford to hire a new Controller, due to financial constraints. On June 23, 2006 the Registrant appointed its new CEO, Jason Coombs, as the new CFO, anticipating that report 10-Q would be filed as soon as possible. Subsequently, the Registrant's former commercial landlord, a subsidiary of HSBC, prohibited the Registrant from accessing its corporate records located at its old place of business in Newport Beach, California. For the last 14 months the Registrant has diligently worked to resolve the dispute over access to its corporate records, and a resolution allowing the Registrant to regain custody of its corporate records has finally been reached. Filing of the delinquent 10-Q report will now proceed in haste as previously anticipated.


PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

   Jason Coombs                     949               903-3368
----------------------------   -----------------    ---------------
     (Name)                       (Area Code)        (Telephone No.)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [ ]Yes [X]No

10-Q for period ending 6/30/2006
10-Q for period ending 9/30/2006
10-K for period ending 12/31/2006
10-Q for period ending 3/31/2007
10-Q for period ending 6/30/2007

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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X]Yes [ ]No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


The Registrant has encountered serious financial and business difficulties as disclosed in previous 8-K and 10-Q reports, and as evidenced by the Registrant's inability to file its required reports in a timely manner. The Registrant has been working diligently to address these issues and resolve disputes with all of its creditors, including its leasing companies such as the Registrant's former commercial landlord, a subsidiary of HSBC. As the Registrant was forced to scale back its operations pending a resolution to these difficulties, the investors of the Registrant who had been providing operating capital withdrew their financial support pending such resolution. This materially impacted results of operations as compared to the same period in the previous fiscal year. It is not possible to estimate the results of operations for the time period of the delinquent 10-Q report due to the temporary inability of the Registrant to physically access its corporate records at its former place of business in Newport Beach, California.

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                              PivX Solutions, Inc.
                   ------------------------------------------
                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 31, 2007                  By: /s/ Jason Coombs
     -----------------------------       -------------------------------------
                                         Jason Coombs, Chief Executive Officer
                                         Chief Financial Officer and Secretary